CLASS A ORDINARY SHARES - Pre funded warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price Outstanding Per Share	$ 1.25
Issued	6.24	$ 1.25
Exercised	1.25
Weighted Average Exercise Price Outstanding Per Share	$ 6.24	$ 1.25
Weighted average remaining period, outstanding	5 years 4 months 17 days	5 years 6 months
Pre-funded warrants
Class of Warrant or Right [Line Items]
Issued	2,800,000
Exercised	(1,330,000)
Warrants Outstanding	1,470,000
Issued	$ 0.01
Exercised	0.01
Weighted Average Exercise Price Outstanding Per Share	$ 0.01